Going Concern (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Going Concern [Abstract]
Working capital deficit	$ (44,468)
Cash and cash equivalents, including restricted cash	13,629	$ 18,267	$ 24,544	$ 6,370
Net income	5,774	8,605
Cash flow from operations	13,023	$ 13,947
Current portion of long term debt	(21,792)
Vessel fair value participation liability	(3,605)		0
Unearned revenue	$ (6,286)		$ (7,030)